CornerCap Group of Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

April 12, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CornerCap Group of Funds (the “Trust”)
File No.: 033-03149/811-04581
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated April 1, 2016 to the Prospectus dated December 15, 2015, for the CornerCap Group of Funds, as filed pursuant to Rule 497(e) under the 1933 Act on April 1, 2016 (Accession Number: 0001435109-16-001503).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2046 or adam.waldstein@atlanticfundservices.com

Sincerely,

/s/Adam R. Waldstein
Adam R. Waldstein
Associate Counsel, Atlantic Fund Services

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